Property, Plant, and Equipment (Details) - Schedule of Written Down Values at the Beginning and End of the Current Financial Year	12 Months Ended
Jun. 30, 2023 AUD ($)
Property, Plant, and Equipment (Details) - Schedule of Written Down Values at the Beginning and End of the Current Financial Year [Line Items]
Balance at 1 July 2022	$ 94,767
Additions	67,483
Net additions through business combinations (Note 4)	104,074
Depreciation expense	(113,838)
Balance at 30 June 2023	152,486
Office equipment [Member]
Property, Plant, and Equipment (Details) - Schedule of Written Down Values at the Beginning and End of the Current Financial Year [Line Items]
Balance at 1 July 2022	83,723
Additions	67,483
Net additions through business combinations (Note 4)	104,074
Depreciation expense	(102,794)
Balance at 30 June 2023	152,486
Leasehold improvements [Member]
Property, Plant, and Equipment (Details) - Schedule of Written Down Values at the Beginning and End of the Current Financial Year [Line Items]
Balance at 1 July 2022	11,044
Additions
Net additions through business combinations (Note 4)
Depreciation expense	(11,044)
Balance at 30 June 2023